Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

July 14, 2015

RE:    Amana Mutual Funds Trust – File Nos. 002-96924; 811-04276
          Post-Effective Amendment No. 43 (Securities Act of 1933) and No. 46 (Investment Company Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485(a) Post-Effective Amendment No. 43 under the Securities Act of 1933 (the "Securities Act") and Amendment No. 46 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A (the "Amendment").

The Amendment is based on Post-Effective Amendment No. 41 under the Securities Act and is filed pursuant to Rule 485(a) to permit staff review of the proposed Amana Participation Fund and to review its preparation on amended Form N-1A. It is the Trust's intention to file an amendment to its registration statement pursuant to Rule 485(b) to include changes proposed by staff, which will become effective no later than the date proposed for effectiveness of this Rule 485(a) filing.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x 311).

Very truly yours,
Amana Mutual Funds Trust
/s/ Thomas R. Phillips, Esq.
Thomas R. Phillips, Esq.
Chief Legal Officer